SCHEDULE OF LINE OF CREDIT FOR WORKING CAPITAL REQUIREMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Outstanding loan	$ 8,577,774	$ 10,263,804
IRD loan [member] | Education angels line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 20,063
Borrowings, interest rate	3.25%
Borrowings start date	2020
Tensure	72 months
Outstanding loan		3,088
Lloyds cbil [member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 239,540
Borrowings, interest rate	2.80%
Borrowings start date	2020
Tensure	60 months
Outstanding loan	$ 26,626	74,344
Funding circle loan mpl [member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 380,804
Borrowings, interest rate	9.30%
Borrowings start date	2022
Tensure	48 months
Outstanding loan	$ 10,520	121,576
The funding circle [member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 116,054
Borrowings, interest rate	9.30%
Borrowings start date	2022
Tensure	48 months
Outstanding loan	$ 3,206	37,052
Lloyds bounce back loan [member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 51,378
Borrowings, interest rate	2.50%
Borrowings start date	2022
Tensure	72 months
Outstanding loan	$ 5,603	17,731
Other Loan [Member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 14,269
Borrowings, interest rate
Borrowings start date	2021
Outstanding loan	$ 10,758	10,013
Arch lending btc collateral [member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 10,000,000
Borrowings, interest rate	13.90%
Borrowings start date	2024
Tensure	18 months
Outstanding loan		10,000,000
Promissory note alto opportunity [member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 5,720,000
Borrowings, interest rate	0.00%
Borrowings start date	2024
Tensure	18 months
Outstanding loan
Ledn lending Btc collateral [member]
IfrsStatementLineItems [Line Items]
Outstanding loan	8,510,498
Ledn lending Btc collateral [member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 12,040,000
Borrowings, interest rate	10.71%
Borrowings start date	2025
Tensure	12 months
Outstanding loan	$ 8,510,498
Loan bus [member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 42,250
Borrowings, interest rate
Borrowings start date	2023
Tensure	72 months
Outstanding loan	$ 10,562